World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2015

Dates Covered
Collections Period	05/01/15 - 05/31/15
Interest Accrual Period	05/15/15 - 06/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/15	829,600,633.05	38,243
Yield Supplement Overcollateralization Amount 04/30/15	38,686,464.41	0
Receivables Balance 04/30/15	868,287,097.46	38,243
Principal Payments	26,553,436.52	620
Defaulted Receivables	1,281,025.18	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/15	37,040,768.68	0
Pool Balance at 05/31/15	803,411,867.08	37,575

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	79.05%

Prepayment ABS Speed	1.50%

Overcollateralization Target Amount	36,153,534.02
Actual Overcollateralization	36,153,534.02

Weighted Average APR	3.93%
Weighted Average APR, Yield Adjusted	5.94%
Weighted Average Remaining Term	58.55

Delinquent Receivables:
Past Due 31-60 days	8,262,335.23	353
Past Due 61-90 days	1,638,016.66	72
Past Due 91 + days	411,884.79	19
Total	10,312,236.68	444

Total 31+ Delinquent as % Ending Pool Balance	1.28%

Recoveries	686,883.37

Aggregate Net Losses/(Gains) - May 2015	594,141.81
Current Net Loss Ratio (Annualized)	0.82%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Flow of Funds	$ Amount

Collections	29,907,290.74
Advances	12,948.05
Investment Earnings on Cash Accounts	4,004.51
Servicing Fee	(723,572.58)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	29,200,670.72

Distributions of Available Funds
(1) Class A Interest	619,884.72
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	25,010,271.50
(7) Distribution to Certificateholders	3,536,828.25
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	29,200,670.72

Servicing Fee	723,572.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 05/15/15	792,268,604.56
Principal Paid	25,010,271.50
Note Balance @ 06/15/15	767,258,333.06

Class A-1
Note Balance @ 05/15/15	0.00
Principal Paid	0.00
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-2a
Note Balance @ 05/15/15	154,969,302.28
Principal Paid	12,505,135.75
Note Balance @ 06/15/15	142,464,166.53
Note Factor @ 06/15/15	89.0401041%

Class A-2b
Note Balance @ 05/15/15	154,969,302.28
Principal Paid	12,505,135.75
Note Balance @ 06/15/15	142,464,166.53
Note Factor @ 06/15/15	89.0401041%

Class A-3
Note Balance @ 05/15/15	354,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	354,000,000.00
Note Factor @ 06/15/15	100.0000000%

Class A-4
Note Balance @ 05/15/15	107,600,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	107,600,000.00
Note Factor @ 06/15/15	100.0000000%

Class B
Note Balance @ 05/15/15	20,730,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	20,730,000.00
Note Factor @ 06/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	653,570.97
Total Principal Paid	25,010,271.50
Total Paid	25,663,842.47

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	77,484.65
Principal Paid	12,505,135.75
Total Paid to A-2a Holders	12,582,620.40

Class A-2b
One-Month Libor	0.18560%
Coupon	0.41560%
Interest Paid	55,460.07
Principal Paid	12,505,135.75
Total Paid to A-2b Holders	12,560,595.82

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6612882
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.3055877
Total Distribution Amount	25.9668759

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4842791
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	78.1570984
Total A-2a Distribution Amount	78.6413775

A-2b Interest Distribution Amount	0.3466254
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	78.1570984
Total A-2b Distribution Amount	78.5037238

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/15	77,438.70
Balance as of 05/31/15	90,386.75
Change	12,948.05

Reserve Account
Balance as of 05/15/15	2,527,722.68
Investment Earnings	322.04
Investment Earnings Paid	(322.04)
Deposit/(Withdrawal)	-
Balance as of 06/15/15	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68